Income taxes - Reconciliation of German statutory income tax rate to effective income tax rate (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Germany		€ (20,574)	€ (20,018)	€ (32,985)
Other countries		108	2,205	(11,736)
Loss before income taxes		(20,466)	(17,813)	(44,721)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense at German tax rate (31.23%)		(6,391)	(5,562)	(13,964)
Foreign rate differential		(5)	33	219
Expected tax expense (benefit)		(6,396)	(5,529)	(13,745)
Tax effect from:
Non-deductible share-based compensation		6,465	5,017	16,875
Non-deductible corporate costs		0	34	1,306
Movement in valuation allowance		(184)	(3,517)	1,921
Foreign withholding taxes		813	0	29
Other differences		388	(769)	284
Income tax expense (benefit)		€ 1,086	€ (4,764)	€ 6,670
German tax rate		31.23%	31.23%	31.23%
Effective tax rate		(5.30%)	26.70%	(14.90%)
Share-based compensation	€ 43,700	€ 20,700	€ 16,000	€ 53,700
Total non-tax deductible expense		800
Expedia
Related Party Transaction [Line Items]
Corporate costs pushed down from Parent		€ 0	€ 100	€ 4,200